SEWARD & KISSEL LLP

901 K Street, N.W

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

February 5, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	AB Bond Fund, Inc.
▪ AB Intermediate Bond Portfolio ▪ AB Limited Duration High Income Portfolio ▪ AB Credit Long/Short Portfolio ▪ AB Income Fund ▪ AB Tax-Aware Fixed Income Portfolio
(File No. 002-48227) AB Global Bond Fund, Inc. (File No. 033-45328) AB High Income Fund, Inc. (File No. 033-72460) AB Unconstrained Bond Fund, Inc. (File No. 033-63797)

Dear Sir or Madam:

On behalf of the above-referenced AB Funds (the “Funds”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on January 31, 2018.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Joseph J. Nardello
Joseph J. Nardello